Share-based compensation - Additional information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Share-based compensation
Share options granted	0	0
Total fair values of options vested and recognized as expenses	$ 70,000	$ 595,000
Unrecognized share-based compensation expenses	$ 70,000		$ 96,000
Weighted-average expense recognition period	6 months 29 days		10 months 9 days
Stock options vesting based on performance
Share-based compensation
Number of options vested	0		0
Employees
Share-based compensation
Share options granted	150,000		150,000
Expected future forfeiture rate	5.00%	9.00%
Employees | Stock options vesting based on performance | Minimum | Vesting Condition One
Share-based compensation
Expected market capitalization for option vesting	$ 500,000		$ 500,000
Employees | Stock options vesting based on performance | Minimum | Merger or acquisition of company
Share-based compensation
Total merger and acquisition	$ 500,000		$ 500,000
Management
Share-based compensation
Expected future forfeiture rate	26.00%	58.00%